RELATED PARTY TRANSACTIONS - Schedule of Related Party Agreements and Transactions on the Consolidated Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Due from related parties and current contract assets	$ 944	$ 873
Assets held for sale	6,142	2,049
Financial instrument assets	357	368
Non-current assets
Financial instrument assets	4,395	3,054
Due from related parties	12	8
Current liabilities
Contract Liability	63	47
Total current liabilities due to related parties	7,071	4,855
Liabilities held for sale	4,021	1,036
Non-current liabilities
Financial instrument liabilities	1,798	2,790
Due to related parties	693	592
Corporate borrowings	3,492	3,093
Non-recourse borrowings	31,540	30,662
Other long-term liabilities
Contract liability	679	686
Equity
Preferred limited partners equity	1,824	2,076
Brookfield Renewable
Current assets
Contract asset	74	65
Amounts due from related parties	511	573
Financial instrument assets	0	38
Non-current assets
Financial instrument assets	71	0
Contract asset	209	250
Current liabilities
Contract Liability	63	47
Amounts due to related parties	4,427	4,005
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	45	43
Non-current liabilities
Financial instrument liabilities	0	13
Due to related parties	21	309
Other long-term liabilities
Contract liability	679	686
Brookfield Renewable | Brookfield Global Transition Fund I
Non-current liabilities
Due to related parties	511	87
Equity
Receivables due from related parties	378	376
Brookfield Renewable | Brookfield Infrastructure Fund IV
Non-current liabilities
Due to related parties	397	32
Brookfield Renewable | Brookfield Global Transition Fund II
Non-current liabilities
Due to related parties	2,454	3,493
Equity-accounted investments and other
Current assets
Amounts due from related parties	433	300
Assets held for sale	0	125
Non-current assets
Due from related parties	12	8
Current liabilities
Amounts due to related parties	2,476	684
Liabilities held for sale	9	31
Non-current liabilities
Due to related parties	45	58
Brookfield Wealth Solutions
Current liabilities
Amounts due to related parties	123	123
Non-current liabilities
Due to related parties	$ 627	$ 225